Equity (Details) - Schedule of Activity	6 Months Ended
Jun. 30, 2023 $ / shares shares
Warrants [Member]
Equity (Details) - Schedule of Activity [Line Items]
Outstanding, Beginning Balance | shares	3,247,500
Weighted-Average Exercise Price, Beginning Balance | $ / shares	$ 3
Weighted-Average Life (years), Beginning Balance	5 months 8 days
Outstanding, Grants | shares
Weighted-Average Exercise Price, Grants | $ / shares
Weighted-Average Life (years), Grants
Outstanding, Exercised | shares	(816,667)
Weighted-Average Exercise Price, Exercised | $ / shares	$ 3
Weighted-Average Life (years), Exercised
Outstanding, Expired | shares
Weighted-Average Exercise Price, Expired | $ / shares
Weighted-Average Life (years), Expired
Outstanding, Ending Balance | shares	2,430,833
Weighted-Average Exercise Price, Ending Balance | $ / shares	$ 3
Weighted-Average Life (years), Ending Balance	4 months 6 days
Stock Option [Member]
Equity (Details) - Schedule of Activity [Line Items]
Outstanding, Beginning Balance | shares	2,394,150
Weighted-Average Exercise Price, Beginning Balance | $ / shares	$ 7.18
Weighted-Average Life (years), Beginning Balance	9 years 1 month 9 days
Outstanding, Grants | shares	312,500
Weighted-Average Exercise Price, Grants | $ / shares	$ 5.06
Weighted-Average Life (years), Grants	10 years
Outstanding, Exercised | shares
Weighted-Average Exercise Price, Exercised | $ / shares
Weighted-Average Life (years), Exercised
Outstanding, Forfeited | shares	(27,592)
Weighted-Average Exercise Price, Forfeited | $ / shares	$ 6.88
Weighted-Average Life (years), Forfeited
Outstanding, Expired | shares
Weighted-Average Exercise Price, Expired | $ / shares
Weighted-Average Life (years), Expired
Outstanding, Ending Balance | shares	2,679,058
Weighted-Average Exercise Price, Ending Balance | $ / shares	$ 6.97
Weighted-Average Life (years), Ending Balance	8 years 9 months 18 days
Outstanding, Ending Balance | shares	1,567,950
Weighted-Average Exercise Price, Ending Balance | $ / shares	$ 5.95
Weighted-Average Life (years), Ending Balance	8 years 4 months 24 days